As filed with the Securities and Exchange Commission on April 4, 2019

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,084	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,084	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SUM0703

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On May 3, 2019, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,084 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until May 3, 2019, the effectiveness of the registration statement for the iShares Long-Term National Muni Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 1,863 on January 9, 2018, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,886	March 23, 2018	April 20, 2018
1,901	April 19, 2018	May 15, 2018
1,910	May 14, 2018	June 13, 2018
1,919	June 12, 2018	July 12, 2018
1,934	July 11, 2018	August 10, 2018
1,945	August 9, 2018	September 7, 2018
1,959	September 6, 2018	October 5, 2018
1,976	October 4, 2018	November 2, 2018
1,989	November 1, 2018	November 30, 2018
2,006	November 29, 2018	December 14, 2018
2,016	December 13, 2018	January 11, 2019
2,032	January 10, 2019	February 8, 2019
2,044	February 7, 2019	March 8, 2019
2,064	March 7, 2019	April 5, 2019

This Post-Effective Amendment No. 2,084 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,863.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,084 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 4th day of April, 2019.

iSHARES TRUST

By:
Martin Small*
President

Date: April 4, 2019

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,084 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark K. Wiedman*
Trustee

Date: April 4, 2019

John E. Martinez*
Trustee

Date: April 4, 2019

Cecilia H. Herbert*
Trustee

Date: April 4, 2019

John E. Kerrigan*
Trustee

Date: April 4, 2019

Robert S. Kapito*
Trustee

Date: April 4, 2019

Madhav V. Rajan*
Trustee

Date: April 4, 2019

Jane D. Carlin*
Trustee

Date: April 4, 2019

Drew E. Lawton*
Trustee

Date: April 4, 2019

Richard L. Fagnani*
Trustee

Date: April 4, 2019

/s/ Neal J. Andrews
Neal J. Andrews*
Treasurer and Chief Financial Officer

Date: April 4, 2019

*By:	/s/ Neal J. Andrews
Neal J. Andrews
Attorney-in-fact

Date: April 4, 2019

*

Powers of Attorney, each dated April 1, 2019, for Martin Small, Jane D. Carlin, Mark K. Wiedman, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Neal J. Andrews are incorporated herein by reference to Post-Effective Amendment No. 2,076, filed April 2, 2019.